UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of June 30, 2017	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 10.0%

CHEMICALS - 0.1%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan 13.23%, 10/31/2021(c)	966,423

ENERGY (b) - 0.4%
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan 7.93%, 05/16/2021	2,902,500

FINANCIAL (b) - 0.4%
3,000,000	Walter Investment Management Corp. Term Loan 4.98%, 12/18/2020	2,731,875

MANUFACTURING - 0.5%
2,000,000	VC GB Holdings, Inc. Second Lien Term Loan 9.23%, 02/28/2025	1,977,500
1,481,481	WireCo WorldGroup, Inc. 10.20%, 09/30/2024	1,496,296

		3,473,796

METALS & MINERALS - 0.1%
1,159,884	Peabody Energy Corporation Exit Term Loan 5.73%, 03/31/2022	1,159,739

RETAIL (b) - 0.2%
1,994,610	Academy, Ltd. Term Loan B 5.20%, 07/01/2022	1,555,796

TELECOMMUNICATIONS - 8.0%
14,274,583	Avaya, Inc. Term Loan B-7 (b)(k)	11,458,921
4,676,129	Term Loan 8.68%, 01/24/2018	4,836,614
45,490,184	TerreStar Corporation Term Loan A 5.50%, 02/27/2020 (c) (e)	45,353,713

		61,649,248

UTILITIES - 0.3%
927,721	Granite Acquisition, Inc. Second Lien Term Loan B 8.55%, 12/19/2022	924,010
471,039,553	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (f)	1,177,599

		2,101,609

	Total U.S. Senior Loans (Cost $89,253,604)	76,540,986

Non-U.S. Senior Loans (a)(h) - 7.6%

ENERGY - 5.2%
8,978,625	Azure Midstream Energy LLC Term Loan B 7.73%, 11/15/2018	8,469,852
250,000	Drillships Financing Holding, Inc. Tranche B-1 Term Loan (k)	162,187
24,743,431	Fieldwood Energy LLC First Lien Last Out Term Loan 8.42%, 09/30/2020	19,794,745
5,887,042	Second Lien Term Loan 8.42%, 09/30/2020(b)	3,311,461
12,433,680	Seadrill Partners Finco LLC Term Loan B 4.30%, 02/21/2021	7,982,423

		39,720,668

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

HEALTHCARE (c) - 0.7%
5,156,822	HLS Therapeutics, Inc. Term Loan 10.31%, 08/03/2021	5,141,351

INFORMATION TECHNOLOGY - 0.8%
6,999,417	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan 9.48%, 04/28/2022	5,824,530

MANUFACTURING - 0.0%
360,073	Doncasters U.S. Finance LLC Second Lien Term Loan 9.55%, 10/09/2020	348,820

MEDIA & TELECOMMUNICATIONS (b) - 0.2%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan 7.98%, 01/30/2019	1,582,633

RETAIL - 0.7%
7,438,097	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.95%, 04/24/2020	5,820,348

	Total Non-U.S. Senior Loans (Cost $60,521,987)	58,438,350

Non-U.S. Asset-Backed Securities (g)(h) - 13.3%
4,000,000	Acis CLO, Ltd. Series 2014-4A, Class F 6.32%, 05/01/2026 (i)(j)	3,156,880
4,250,000	Series 2014-4A, Class D 4.27%, 05/01/2026 (i)(j)	4,133,125
3,000,000	Series 2014-5A, Class D 5.51%, 11/01/2026 (i)(j)	2,989,500
6,000,000	Series 2014-3A, Class D 4.29%, 02/01/2026 (i)(j)	5,765,070
4,000,000	Series 2014-3A, Class E 5.92%, 02/01/2026 (i)(j)	3,706,600
3,500,000	Series 2014-5A, Class E1 7.69%, 11/01/2026 (i)(j)	3,386,250
4,000,000	Series 2015-6A, Class D 4.94%, 05/01/2027 (i)(j)	3,948,000
2,250,000	Avery Point III CLO, Ltd. Series 2013-3A, Class E 6.16%, 01/18/2025 (j)	2,160,000
1,415,000	Babson CLO, Ltd. Series 2014-IA, Class E 6.81%, 07/20/2025 (j)	1,308,875
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.91%, 04/13/2025 (j)	950,000
1,500,000	Series 2013-1A, Class ER 8.05%, 04/20/2029 (j)	1,458,750
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.76%, 10/17/2026 (j)	917,190
4,810,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class E 6.18%, 11/15/2025 (j)	4,810,000
6,567,792	Eastland CLO, Ltd. Series 2007-1A, Class D 4.77%, 05/01/2022 (i)(j)	6,287,392
3,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class E 6.86%, 01/15/2027 (j)	3,395,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

1,500,000	Series 2014-1A, Class F 7.66%, 01/15/2027 (j)	1,311,000
500,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class E 6.36%, 01/16/2026 (j)	485,000
2,000,000	Series 2014-8A, Class F 7.01%, 01/16/2026 (j)	1,730,000
3,350,000	Galaxy XVI CLO, Ltd. Series 2013-16A, Class E 5.68%, 11/16/2025 (j)	3,241,125
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 2.72%, 11/01/2021 (i)(j)	6,913,282
4,000,000	Greywolf CLO IV, Ltd. Series 2014-2A, Class D 6.76%, 01/17/2027 (j)	3,980,000
1,068,427	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.59%, 11/25/2051 (i)(j)	1,015,005
4,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.92%, 05/20/2027 (j)	3,890,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 7.66%, 07/18/2028 (j)	1,395,000
1,000,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class D 4.31%, 07/22/2024 (j)	931,250
1,500,000	Series 2013-2A, Class E 5.96%, 07/22/2024 (j)	1,299,150
5,000,000	Octagon Investment Partners XX, Ltd. Series 2014-1A, Class E 6.43%, 08/12/2026 (j)	4,862,500
466,370	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.91%, 08/06/2013 (c)(i)	253,239
1,000,000	Pinnacle Park CLO, Ltd. Series 2014-1A, Class E 6.11%, 04/15/2026 (j)	956,250
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 6.44%, 06/22/2025 (j)	1,835,000
1,770,000	Seneca Park CLO, Ltd. Series 2014-1A, Class E 5.86%, 07/17/2026 (j)	1,665,127
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 6.36%, 10/15/2026 (j)	1,440,000
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 6.71%, 01/20/2027 (j)	486,475
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.65%, 07/24/2024 (j)	930,000
2,500,000	Voya CLO, Ltd. Series 2014-4A, Class D 6.66%, 10/14/2026 (j)	2,502,000
12,564,438	Westchester CLO, Ltd. Series 2007-1A, Class E 5.47%, 08/01/2022 (i)(j)	11,999,793
700,000	Zais CLO, Ltd. Series 2014-2A, Class E 7.66%, 07/25/2026 (j)	665,070

	Total Non-U.S. Asset-Backed Securities (Cost $98,780,813)	102,158,898

U.S. Corporate Bonds & Notes - 2.4%

AUTOMOBILES & COMPONENTS (k) - 0.8%
30,000,000	DPH Holdings Corp.	1,440,000
75,000,000	DPH Holdings Corp.	3,600,000
25,000,000	DPH Holdings Corp.	1,200,000

		6,240,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

CHEMICALS (l) - 0.7%
5,396,500	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	5,234,605

ENERGY (g) - 0.0%
290	Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021	241

RETAIL (g) - 0.7%
9,000,000	Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021	5,017,500

TELECOMMUNICATION SERVICES (g) - 0.1%
9,500,000	Avaya, Inc. (k)	973,750

UTILITIES (f) - 0.1%
75,094,000	Texas Competitive Electric Holdings Co., LLC	356,696
9,346,000	Texas Competitive Electric Holdings Co., LLC	44,394
25,000,000	Texas Competitive Electric Holdings Co., LLC	175,000
51,140,000	Texas Competitive Electric Holdings Co., LLC	242,915
3,000,000	Texas Competitive Electric Holdings Co., LLC	22,500

		841,505

	Total U.S. Corporate Bonds & Notes (Cost $23,727,988)	18,307,601

Non-U.S. Corporate Bonds & Notes (h) - 2.1%

BROADCASTING - 1.0%
15,895,792	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021 (o)	3,497,074
37,083,000	Ocean Rig UDW, Inc. (g)(k)	4,264,545

		7,761,619

TELECOMMUNICATIONS - 0.9%
4,508,000	Intelsat Jackson Holdings SA 9.75%, 07/15/2025 (b)(g)	4,513,635
2,745,000	7.25%, 10/15/2020 (l)	2,607,750

		7,121,385

UTILITIES (g)(l) - 0.2%
1,500,000	Pampa Energia SA 7.50%, 01/24/2027	1,569,090

	Total Non-U.S. Corporate Bonds & Notes (Cost $50,026,456)	16,452,094

Non-U.S. Government Bonds (h) - 6.5%
62,500,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (l)(m)	41,031,250
3,000,000	7.50%, 04/22/2026	3,240,000
148	8.28%, 12/31/2033	164
2,103,057	8.28%, 12/31/2033	2,308,105
40,000,000	Provincia de Buenos Aires 24.08%, 05/31/2022 (g)(j)	2,462,743
1,000,000	Provincia de la Rioja 9.75% 02/24/2025	1,059,700

	Total Non-U.S. Government Bonds (Cost $39,106,301)	50,101,962

Shares
U.S. Equity - 30.4%

AUTOMOBILES & COMPONENTS (n) - 0.0%
100	Tesla, Inc.	36,161

BANKS - 0.1%
4,000	Bank of Hawaii Corp.	331,880
15,000	Umpqua Holdings Corp.	275,400

		607,280

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

CAPITAL GOODS - 0.1%
5,000	AGCO Corp.	336,950
5,000	AO Smith Corp.	281,650
1,500	Raytheon Co.	242,220

		860,820

CHEMICALS - 1.5%
730,484	MPM Holdings, Inc.(l)(n)	10,884,212
881,773	Vertellus Specialties, Inc.(c)	717,763

		11,601,975

CONSUMER DURABLES & APPAREL (n) - 0.1%
7,000	Meritage Homes Corp.	295,400

CONSUMER SERVICES - 3.3%
1,382,031	K12, Inc.(l)(n)	24,765,995
2,000	Marriott International, Inc., Class A	200,620

		24,966,615

DIVERSIFIED FINANCIALS - 0.1%
400	BlackRock, Inc.	168,964
2,500	Northern Trust Corp.	243,025
1,500	State Street Corp.	134,595

		546,584

ENERGY - 0.4%
37,672	Arch Coal, Inc., Class A(l)	2,572,998
50,000	Clean Energy Fuels Corp.(n)	127,000
3,000	EOG Resources, Inc.	271,560

		2,971,558

HEALTHCARE EQUIPMENT & SERVICES - 3.1%
61,625	Brookdale Senior Living, Inc.(l)(n)	906,504
2,500	Centene Corp.(n)	199,700
2,500	Cerner Corp.(n)	166,175
4,000	HCA Healthcare, Inc.(n)	348,800
2,500	Henry Schein, Inc.(n)	457,550
2,000	Laboratory Corp. of America Holdings(n)	308,280
1,500	Molina Healthcare, Inc.(n)	103,770
444,750	Patterson Cos., Inc.(l)	20,881,013
176,509	Quorum Health Corp.(l)(n)	732,512

		24,104,304

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,000	Clorox Co. (The)	399,720
4,000	Colgate-Palmolive Co.	296,520

		696,240

INSURANCE (l) - 0.2%
32,360	FNF Group	1,450,699

MATERIALS - 0.0%
3,000	Ball Corp.	126,630

MEDIA (l)(n) - 0.0%
196,250	Cumulus Media, Inc., Class A	88,312

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
2,500	Bio-Techne Corp.	293,750
317,727	Collegium Pharmaceutical, Inc.(l)(n)	3,974,765
287,231	Heron Therapeutics, Inc.(l)(n)(o)	3,978,149
363,906	Minerva Neurosciences, Inc.(l)(n)	3,220,568
1,500	Quintiles Transnational Holdings, Inc.(n)	134,250
15,000	Ultragenyx Pharmaceutical, Inc.(l)(n)	931,650

		12,533,132

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

REAL ESTATE (l) - 4.2%
2,538,536	Independence Realty Trust, Inc., REIT	25,055,350
101,918	Jernigan Capital, Inc., REIT(d)	2,242,196
2,219,361	RAIT Financial Trust, REIT	4,860,401

		32,157,947

RETAILING - 0.0%
3,000	Best Buy Co., Inc.	171,990

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (n) - 0.0%
10,000	SunPower Corp.	93,400

SOFTWARE & SERVICES - 3.0%
4,000	Oracle Corp.	200,560
2,500	PayPal Holdings, Inc.(n)	134,175
1,269,448	Twitter, Inc.(l)(n)	22,685,036

		23,019,771

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,500	Xerox Corp.	215,475

TELECOMMUNICATION SERVICES (c)(d)(e) - 12.6%
306,550	TerreStar Corporation	96,857,538

UTILITIES - 0.0%
5,000	Ormat Technologies, Inc.	293,400

	Total U.S. Equity (Cost $237,295,693)	233,695,231

Non-U.S. Equity (h) - 29.6%

BANKS - 1.4%
100,000	Banco del Bajio SA (n)	176,356
45,300	Banco Macro SA ADR(l)	4,176,207
349,750	Grupo Supervielle SA ADR(l)	6,323,480

		10,676,043

CAPITAL GOODS - 0.6%
4,000	Masco Corp.	152,840
30,000	Siemens AG	4,117,956

		4,270,796

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
123,000	Recruit Holdings Co., Ltd.	2,113,857

CONSUMER DURABLES & APPAREL - 0.3%
170,000	Haseko Corp.	2,063,724

CONSUMER SERVICES (n) - 0.1%
13,000	New Oriental Education & Technology Group ADR	916,370

DIVERSIFIED FINANCIALS - 0.1%
10,000	Bank of New York Mellon Corp. (The)	510,200

ENERGY (l) - 0.3%
6,621,724	Ocean Rig UDW, Inc.(n)	1,042,921
79,700	Transportadora de Gas del Sur SA, Class B ADR(n)	1,323,817

		2,366,738

FOOD, BEVERAGE & TOBACCO - 0.3%
219,642	Adecoagro SA(l)(n)	2,194,224
10,000	Coca-Cola European Partners PLC	406,700

		2,600,924

HEALTHCARE EQUIPMENT & SERVICES (c) - 0.3%
275,000	HLS Therapeutics, Inc.	2,161,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

INSURANCE - 0.2%
10,000	Allianz SE	1,966,308

MATERIALS (l) - 0.4%
115,000	Ternium SA ADR	3,230,350

MEDIA - 0.8%
104,800	Grupo Clarin SA, Class B GDR	2,981,560
77,945	Loral Space & Communications, Inc.(l)(n)	3,238,615

		6,220,175

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (n) - 0.0%
5,000	Idorsia, Ltd.	94,502

REAL ESTATE (l)(n) - 0.4%
101,340	Cresud SACIF y A ADR	1,971,063
53,445	IRSA Inversiones y Representaciones SA ADR	1,289,093

		3,260,156

RETAILING (n) - 0.3%
20,000	Ctrip.com International, Ltd. ADR	1,077,200
15,000	JD.com, Inc. ADR	588,300
10,000	Netshoes Cayman, Ltd.(l)	190,300
60,000	Vipshop Holdings, Ltd. ADR	633,000

		2,488,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
100,000	Infineon Technologies AG	2,108,307

SOFTWARE & SERVICES - 2.1%
25,000	58.com, Inc. ADR(n)	1,102,750
25,000	Bitauto Holdings, Ltd. ADR(n)(o)	718,750
53,350	Fortinet, Inc.(l)(n)	1,997,424
35,000	MercadoLibre, Inc.(l)	8,780,800
4,000	Microsoft Corp.	275,720
3,000	NetEase, Inc. ADR	901,890
25,000	SINA Corp.(n)	2,124,250
5,000	Symantec Corp.	141,250

		16,042,834

TRANSPORTATION - 2.9%
395,500	American Airlines Group, Inc.(l)	19,901,560
60,000	Deutsche Post AG	2,245,971

		22,147,531

UTILITIES - 18.5%
500,000	Central Puerto SA	713,533
35,000	Empresa Distribuidora Y Comercializadora Norte ADR(l)(n)	1,116,500
292,050	NRG Energy, Inc.(l)	5,029,101
40,000	Pampa Energia SA ADR(l)(n)	2,354,000
7,905,143	Vistra Energy Corp.(l)(o)	132,727,351

		141,940,485

	Total Non-U.S. Equity (Cost $391,030,103)	227,179,600

Non-U.S. Master Limited Partnerships (h) - 24.4%

ENERGY - 24.4%
839,800	Boardwalk Pipeline Partners LP(l)	15,124,798
1,048,990	Energy Transfer Equity LP(l)	18,839,860
788,475	Energy Transfer Partners LP(l)	16,077,005
771,375	Enterprise Products Partners LP(l)	20,888,835
4,095,801	Highland Energy MLP Fund(e)	17,243,321
577,714	MPLX LP(l)	19,295,648
635,594	Plains GP Holdings LP, Class A	16,627,139
360,375	SemGroup Corp.(l)	9,730,125
82,233	Shell Midstream Partners LP(l)	2,491,660
347,976	Targa Resources Corp.(l)	15,728,515
262,500	Western Gas Equity Partners LP(l)	11,292,750
672,214	Williams Cos., Inc. (The)(l)	20,354,640
94,350	Williams Partners LP(l)	3,784,379

		187,478,675

	Total Non-U.S. Master Limited Partnerships (Cost $253,568,300)	187,478,675

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

Principal Amount ($)
U.S. Rights - 1.2%

UTILITIES (n) - 1.2%
7,905,143	Texas Competitive Electric Holdings Co., LLC	9,355,737

	Total U.S. Rights (Cost $22,846,517)	9,355,737

Shares
Non-U.S. Warrants (h) - 0.0%

HEALTHCARE (c)(n) - 0.0%
40,994	HLS Therapeutics, Inc. expires 08/20/2020	103,305

	Total Non-U.S. Warrants (Cost $—)	103,305

Contracts
U.S. Purchased Call Options (q) - 2.2%
15,000	American Airlines Group, Inc., Strike Price $42.00, expires 01/19/2018	15,090,000
5,000	CBOE SPX Volatility Index, Strike Price $16.00, expires 07/19/2017	200,000
10,000	CBOE SPX Volatility Index, Strike Price $16.00, expires 08/16/2017	820,000
2,500	Colgate-Palmolive Co., Strike Price $80.00, expires 08/18/2017	190,000
5,000	Crude Oil Future, Strike Price $48.00, expires 07/17/2017	185,000
5,000	Crude Oil Future, Strike Price $50.00, expires 07/17/2017	65,000

	Total U.S. Purchased Call Options (Cost $18,855,866)	16,550,000

U.S. Purchased Put Options (q) - 0.1%
3,125	British Pound Future, Strike Price $122.00, expires 08/04/2017	9,375
1,563	British Pound Future, Strike Price $123.50, expires 08/04/2017	9,375
1,563	British Pound Future, Strike Price $125.00, expires 08/04/2017	15,625
5,000	CBOE SPX Volatility Index, Strike Price $11.00, expires 07/19/2017	150,000
10,000	Crude Oil Future, Strike Price $35.00, expires 08/17/2017	20,000
10,000	Crude Oil Future, Strike Price $40.00, expires 07/17/2017	30,000
3,000	Crude Oil Future, Strike Price $44.00, expires 08/17/2017	279,000
1,000	Crude Oil Future, Strike Price $45.00, expires 07/17/2017	60,000
5,000	iShares Russell 2000 ETF, Strike Price $127.00, expires 08/18/2017	220,000
5,000	SPDR S&P500 ETF, Strike Price $229.00, expires 07/21/17	135,000

	Total U.S. Purchased Put Options (Cost $5,814,674)	928,375

Shares
U.S. Registered Investment Companies - 3.9%
644,247	Highland Merger Arbitrage Fund(e)	14,070,362
664	NexPoint Credit Strategies Fund(e)	14,462
16,065,424	State Street Navigator Prime Securities Lending Portfolio(p)	16,065,424

	Total U.S. Registered Investment Companies (Cost $29,082,352)	30,150,248

Non-U.S. Investment Companies (c)(e)(h) - 0.5%
10,000	BB Votorantim Highland Infrastructure LLC	3,394,881

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,394,881

Total Investments - 134.2% (Cost $1,324,482,437)		1,030,835,943

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

Principal Amount ($)
Securities Sold Short (r) - (14.7)%

U.S. Corporate Bonds & Notes - (1.6)%

ENERGY - (0.3)%
(1,750,000)	Western Digital Corp.	(2,068,815)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.6)%
(4,500,000)	NVIDIA Corp.	(4,470,710)

SOFTWARE & SERVICES - (0.7)%
(5,000,000)	Microsoft Corp.	(5,520,925)

	Total U.S. Corporate Bonds & Notes (Proceeds $11,855,654)	(12,060,450)

Non-U.S. Corporate Bonds & Notes (h) - (0.7)%

SOFTWARE & SERVICES - (0.7)%
(5,000,000)	Alibaba Group Holding, Ltd.	(5,523,135)

	Total Non-U.S. Corporate Bonds & Notes (Proceeds $4,712,980)	(5,523,135)

U.S. Equity - (9.0)%

AUTOMOBILES & COMPONENTS - (0.2)%
(46,250)	General Motors Co.	(1,615,512)

HEALTHCARE EQUIPMENT & SERVICES - (4.2)%
(490,150)	Boston Scientific Corp.(s)	(13,586,958)
(137,000)	Stryker Corp.	(19,012,860)

		(32,599,818)

SOFTWARE & SERVICES - (4.6)%
(103,750)	Netflix, Inc.(s)	(15,501,288)
(400,000)	Zillow Group, Inc., Class C(s)	(19,604,000)

		(35,105,288)

	Total U.S. Equity (Proceeds $42,925,908)	(69,320,618)

Non-U.S. Equity (h) - (2.7)%

AUTOMOBILES & COMPONENTS - (0.5)%
(15,850)	Autoliv, Inc.	(1,740,330)
(200,000)	Fiat Chrysler Automobiles NV(s)	(2,126,000)

		(3,866,330)

ENERGY - (0.4)%
(66,250)	Cheniere Energy, Inc.(s)	(3,227,038)

HEALTHCARE EQUIPMENT & SERVICES - (1.4)%
(80,000)	Zimmer Holdings, Inc.	(10,272,000)

SOFTWARE & SERVICES - (0.4)%
(80,000)	Nintendo Co., Ltd. ADR(s)	(3,345,600)

	Total Non-U.S. Equity (Proceeds $15,376,806)	(20,710,968)

Exchange-Traded Funds (s) - (0.7)%
(103,650)	Direxion Daily Financial Bull 3X Shares ETF	(5,119,273)

	Total Exchange-Traded Funds (Proceeds $2,442,863)	(5,119,273)

	Total Securities Sold Short (Proceeds $77,314,211)	(112,734,444)

Other Assets & Liabilities, Net - (19.5)%		(149,855,950)

Net Assets - 100.0%		768,245,549

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $154,949,713, or 20.2% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2017.
(d)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Jernigan Capital, Inc., REIT	U.S. Equity	04/26/2016	$1,398,044	$2,242,196	0.3%
TerreStar Corporation	U.S. Equity	11/14/2014	87,291,270	96,857,538	12.6%

(e)	Affiliated issuer. Assets with a total aggregate market value of $176,934,277, or 23.0% of net assets, were affiliated with the Fund as of June 30, 2017.
(f)	Represents value held in escrow pending future events. No interest is being accrued.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $120,960,402 or 15.7% of net assets.
(h)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(i)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(j)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2017.
(k)	The issuer is, or is in danger of being, in default of its payment obligation.
(l)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $513,638,273.
(m)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2017 and will reset at a future date.
(n)	Non-income producing security.
(o)	Securities (or a portion of securities) on loan. As of June 30, 2017, the market value of securities loaned was $26,797,984. The loaned securities were secured with cash and securities collateral of $27,550,279. Collateral is calculated based on prior day’s prices.
(p)	Represents investments of cash collateral received in connection with securities lending.
(q)	Options are shown at market value.
(r)	As of June 30, 2017, $248,831,106 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(s)	No dividend payable on security sold short.

The Fund had the following futures contracts, for which $5,677,404 was pledged as collateral, open at June 30, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
British Pound Future	September 2017	250	$20,382,812	$125,710
CBOE SPX Volatility Index Future	July 2017	200	2,465,000	(424,892)

				(299,182)

Short Future:
Russell 2000 Mini Index	September 2017	1,070	$75,665,050	$548,466

				$249,284

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Global Allocation Fund

Written options contracts outstanding as of June 30, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
iShares Russell 2000 Index Fund ETF	$143.00	July 2017	1,000	14,300,000	$91,215	$(62,000)
CBOE SPX Volatility Index	$21.00	August 2017	5,000	10,500,000	233,534	(250,000)
CBOE SPX Volatility Index	$23.00	August 2017	5,000	11,500,000	393,535	(195,000)
CBOE SPX Volatility Index	$21.00	July 2017	5,000	10,500,000	343,535	(100,000)

					1,061,819	(607,000)

WRITTEN PUT OPTIONS:
iShares Russell 2000 Index Fund ETF	$119.00	September 2017	5,000	59,500,000	508,523	(210,000)
SPDR S&P 500 ETF Trust	$222.00	August 2017	5,000	111,000,000	568,522	(270,000)

					1,077,045	(480,000)

Total Written Options Contracts					$2,138,864	$(1,087,000)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$16,605,160	$16,605,160

Total Borrowings	$16,605,160	$16,605,160

Gross amount of recognized liabilities for securities lending transactions		$16,605,160

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 87.6%

BANKS (a) - 1.6%
50,000	CIT Group, Inc.	2,435,000

CAPITAL GOODS (b) - 3.1%
42,500	United Rentals, Inc.	4,790,175

CONSUMER SERVICES (a)(b) - 0.2%
25,000	Caesars Entertainment Corp.	300,000

DIVERSIFIED FINANCIALS - 16.0%
150,000	Charles Schwab Corp. (The)	6,444,000
50,000	CME Group, Inc.	6,262,000
45,000	S&P Global, Inc.(c)	6,569,550
60,000	State Street Corp.	5,383,800

		24,659,350

ENERGY - 2.4%
55,000	Schlumberger, Ltd.	3,621,200

FOOD, BEVERAGE & TOBACCO - 4.8%
100,000	Hain Celestial Group, Inc. (The)(b)	3,882,000
30,000	PepsiCo, Inc.	3,464,700

		7,346,700

HEALTHCARE EQUIPMENT & SERVICES - 2.7%
13,000	Cooper Cos., Inc. (The)(c)	3,112,460
252,232	Quorum Health Corp.(b)	1,046,763

		4,159,223

MATERIALS - 1.9%
25,000	Monsanto Co.	2,959,000

MEDIA - 11.9%
223,470	Comcast Corp., Class A	8,697,452
130,000	Liberty Global PLC, Series C(b)(c)	4,053,400
1,000,000	Sirius XM Holdings, Inc.(a)	5,470,000

		18,220,852

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (b) - 6.0%
280,707	Collegium Pharmaceutical, Inc.(a)	3,511,645
522,923	Minerva Neurosciences, Inc.	4,627,868
19,000	Spark Therapeutics, Inc.(a)	1,135,060

		9,274,573

REAL ESTATE - 3.0%
17,500	American Tower Corp., REIT	2,315,600
230,000	Independence Realty Trust, Inc., REIT	2,270,100

		4,585,700

RETAILING - 8.1%
7,500	Amazon.com, Inc.(b)	7,260,000
66,400	Lowe’s Cos., Inc.(c)	5,147,992

		12,407,992

SOFTWARE & SERVICES - 20.0%
8,000	Alphabet, Inc., Class C(b)	7,269,840
35,000	Facebook, Inc., Class A(b)(c)	5,284,300
44,000	Intuit, Inc.(c)	5,843,640
164,010	Twitter, Inc.(a)(b)	2,930,859
100,000	Visa, Inc., Class A(a)	9,378,000

		30,706,639

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
40,000	Apple, Inc.	5,760,800

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Premier Growth Equity Fund

UTILITIES (a) - 2.2%
200,000	Vistra Energy Corp.	3,358,000

	Total Common Stocks (Cost $96,917,303)	134,585,204

Preferred Stocks - 1.7%

SOFTWARE & SERVICES (d)(e) - 1.7%
434,783	AMINO, Inc., Series C	2,552,176

	Total Preferred Stocks (Cost $2,500,002)	2,552,176

Exchange-Traded Funds - 5.7%
40,000	ProShares Ultra QQQ	4,612,800
75,000	SPDR S&P Regional Banking ETF	4,121,250

	Total Exchange-Traded Funds (Cost $8,751,801)	8,734,050

Registered Investment Companies - 12.8%
173,475	Highland Merger Arbitrage Fund(f)	3,788,703
664	NexPoint Credit Strategies Fund(f)	14,462
15,905,186	State Street Navigator Prime Securities Lending Portfolio(g)	15,905,186

	Total Registered Investment Companies (Cost $19,420,087)	19,708,351

Total Investments - 107.8% (Cost $127,589,193)		165,579,781

Other Assets & Liabilities, Net - (7.8)%		(11,954,350)

Net Assets - 100.0%		153,625,431

(a)	Securities (or a portion of securities) on loan. As of June 30, 2017, the market value of securities loaned was $26,574,890. The loaned securities were secured with cash and securities collateral of $26,944,273. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.
(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $10,691,363.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,552,176, or 1.7% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2017.
(e)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,552,176	1.7%

(f)	Affiliated issuer. Assets with a total aggregate market value of $3,803,165, or 2.5% of net assets, were affiliated with the Fund as of June 30, 2017.
(g)	Represents investments of cash collateral received in connection with securities lending.

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$15,905,186	$15,905,186

Total Borrowings	$15,905,186	$15,905,186

Gross amount of recognized liabilities for securities lending transactions		$15,905,186

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks – 91.1%

AUTOMOBILES & COMPONENTS (a) - 0.4%
8,200	Gentherm, Inc.	318,115

BANKS - 2.1%
3,094	Canadian Imperial Bank of Commerce(b)	251,109
2,430	IBERIABANK Corp.	198,045
200,000	Ocwen Financial Corp.(a)	538,000
2,890	SVB Financial Group(a)	508,033

		1,495,187

CAPITAL GOODS - 1.3%
28,100	Luxfer Holdings PLC ADR	359,399
4,650	Teledyne Technologies, Inc.(a)	593,572

		952,971

CHEMICALS (a) - 5.1%
250,000	MPM Holdings, Inc.	3,725,000

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
20,000	Resources Connection, Inc.	274,000
23,200	West Corp.(c)	541,024

		815,024

CONSUMER DURABLES & APPAREL (c) - 1.2%
13,675	Oxford Industries, Inc.	854,551

CONSUMER SERVICES - 2.4%
15,800	ClubCorp Holdings, Inc.	206,980
20,300	K12, Inc.(a)	363,776
24,500	Sonic Corp.(c)	649,005
14,600	Weight Watchers International, Inc.(a)(b)	487,932

		1,707,693

DIVERSIFIED FINANCIALS - 2.5%
89,600	Fifth Street Finance Corp.	435,456
31,770	FNFV Group(a)	501,966
12,425	KKR & Co. LP	231,105
7,535	Raymond James Financial, Inc.(c)	604,458

		1,772,985

ENERGY - 2.1%
6,420	Dril-Quip, Inc.(a)(b)	313,296
10,650	Oil States International, Inc.(a)	289,147
24,610	SemGroup Corp., Class A(c)	664,470
15,920	SM Energy Co.	263,158

		1,530,071

FOOD & STAPLES RETAILING (c) - 0.7%
18,400	SpartanNash Co.	477,664

FOOD, BEVERAGE & TOBACCO - 1.8%
11,000	Dr. Pepper Snapple Group, Inc.(c)	1,002,210
15,100	Omega Protein Corp.	270,290

		1,272,500

HEALTHCARE EQUIPMENT & SERVICES - 8.2%
128,800	Community Health Systems, Inc.(a)	1,282,847
20,000	K2M Group Holdings, Inc.(a)	487,200
6,925	LHC Group, Inc.(a)	470,138
6,045	MEDNAX, Inc.(a)	364,937
14,600	Molina Healthcare, Inc.(a)(c)	1,010,028
25,000	Nektar Therapeutics(a)	488,750
37,900	Patterson Cos., Inc.(c)	1,779,405

		5,883,305

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Small-Cap Equity Fund

MATERIALS - 2.3%
15,200	PolyOne Corp.(c)	588,848
3,775	Quaker Chemical Corp.(c)	548,243
6,600	Sensient Technologies Corp.	531,498

		1,668,589

MEDIA - 2.7%
59,200	Sinclair Broadcast Group, Inc., Class A	1,947,680

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 13.6%
9,950	Akorn, Inc.(c)	333,723
25,000	Amicus Therapeutics, Inc.(b)	251,750
4,850	ANI Pharmaceuticals, Inc.(b)	226,980
2,582	Charles River Laboratories International, Inc.	261,169
55,125	Coherus Biosciences, Inc.(c)	791,044
91,800	Collegium Pharmaceutical, Inc.(b)	1,148,418
70,970	Depomed, Inc.(b)(c)	762,218
119,520	Egalet Corp.(b)	283,262
43,500	MiMedx Group, Inc.(c)	651,195
26,850	Opiant Pharmaceuticals, Inc.	155,112
21,300	Pacira Pharmaceuticals, Inc.	1,016,010
20,000	Portola Pharmaceuticals, Inc.(c)	1,123,400
17,350	PRA Health Sciences, Inc.(c)	1,301,423
23,975	Ultragenyx Pharmaceutical, Inc.(c)	1,489,087

		9,794,791

REAL ESTATE - 18.1%
67,750	Forest City Realty Trust, Inc., Class A, REIT(c)	1,637,517
283,500	Independence Realty Trust, Inc., REIT(c)	2,798,145
154,361	Jernigan Capital, Inc., REIT	3,395,942
102,800	Monogram Residential Trust, Inc., REIT(c)	998,188
613,889	RAIT Financial Trust, REIT	1,344,417
14,300	RLJ Lodging Trust, REIT	284,141
348,419	Spirit Realty Capital, Inc., REIT(c)	2,581,785

		13,040,135

RETAILING - 10.6%
239,127	Barnes & Noble, Inc.(c)	1,817,365
233,750	Finish Line, Inc. (The), Class A(b)(c)	3,312,237
26,000	Francesca’s Holdings Corp.(a)	284,440
21,850	Genesco, Inc.(a)	740,715
14,775	LKQ Corp.(a)	486,836
18,450	Tractor Supply Co.	1,000,174

		7,641,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) - 0.7%
14,150	Semtech Corp.	505,863

SOFTWARE & SERVICES - 5.7%
14,100	CoreLogic, Inc.(a)(c)	611,658
11,700	Cornerstone OnDemand, Inc.(a)	418,275
34,500	CSRA, Inc.(c)	1,095,375
6,900	Science Applications International Corp.	478,998
16,800	SS&C Technologies Holdings, Inc.(c)	645,288
14,023	WebMD Health Corp.(a)(c)	822,449

		4,072,043

TECHNOLOGY HARDWARE & EQUIPMENT (a) - 1.1%
8,100	Zebra Technologies Corp., Class A	814,212

TRANSPORTATION (a) - 0.4%
14,000	JetBlue Airways Corp.	319,620

UTILITIES (c) - 6.7%
86,125	Calpine Corp.(a)	1,165,271
52,050	NRG Energy, Inc.	896,301
166,750	Vistra Energy Corp.(a)(b)	2,799,732

		4,861,304

	Total Common Stocks (Cost $59,047,046)	65,471,121

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Small-Cap Equity Fund

Master Limited Partnerships – 8.4%
ENERGY – 8.3%
46,600	Boardwalk Pipeline Partners LP(c)	839,266
91,725	Dynagas LNG Partners LP(c)	1,402,475
71,290	Energy Transfer Equity LP(c)	1,280,368
8,825	Energy Transfer Partners LP	179,942
7,150	Plains All American Pipeline LP	187,830
21,840	Tesoro Logistics LP(c)	1,128,910
22,475	Western Gas Equity Partners LP(c)	966,874

	Total Master Limited Partnerships (Cost $3,989,706)	5,985,665

Registered Investment Companies – 5.1%
664	NexPoint Credit Strategies Fund(d)	14,462
3,691,130	State Street Navigator Prime Securities Lending Portfolio(e)	3,691,130

	Total Registered Investment Companies (Cost $3,705,784)	3,705,092

Total Investments - 104.3% (Cost $66,943,844)		75,162,378

Securities Sold Short - (3.0)%

Exchange-Traded Funds - (3.0)%
(39,000)	Direxion Daily Small Cap Bull 3X Shares ETF	(2,174,250)
	Total Exchange-Traded Funds (Proceeds $2,023,804)	(2,174,250)

	Total Securities Sold Short (Proceeds $2,023,804)	(2,174,250)

Other Assets & Liabilities, Net - (1.3)%		(962,641)

Net Assets - 100.0%		72,025,487

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of June 30, 2017, the market value of securities loaned was $6,221,369. The loaned securities were secured with cash and securities collateral of $6,356,332. Collateral is calculated based on prior day’s prices.
(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $36,078,141.
(d)	Affiliated issuer. Assets with a total aggregate market value of $14,462, or less than 0.1% of net assets, were affiliated with the Fund as of June 30, 2017.
(e)	Represents investments of cash collateral received in connection with securities lending.

The Fund had the following futures contracts, for which $2,282,137 was pledged as collateral, open at June 30, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Russell 2000 Mini Index	September 2017	20	$1,414,300	$9,696

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$3,691,130	$3,691,130

Total Borrowings	$3,691,130	$3,691,130

Gross amount of recognized liabilities for securities lending transactions		$3,691,130

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 13.1%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
80,244	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 4.88%, 09/25/2042 (a)(b)	13,905
5,419	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	4,824

	Total Agency Collateralized Mortgage Obligations (Cost $21,692)	18,729

AGENCY MORTGAGE-BACKED SECURITIES - 2.3%
68,752	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	76,114
521,094	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043 (d)	524,064
238,854	3.50%, 11/01/2042 - 02/01/2043 (d)	247,127
97,674	4.00%, 02/01/2044	103,452
195,901	4.50%, 02/01/2040 - 01/01/2041 (d)	211,947
98,700	5.00%, 06/01/2041	109,592
143,651	Government National Mortgage Assoc. 3.00%, 04/20/2043 - 06/20/2043 (d)	145,703
144,957	3.50%, 05/20/2043	150,826
168,344	4.00%, 01/20/2041 - 04/20/2043 (d)	178,389
65,483	4.50%, 05/20/2040 - 03/20/2041 (d)	70,394

	Total Agency Mortgage-Backed Securities (Cost $1,796,403)	1,817,608

CORPORATE BONDS & NOTES - 8.1%

Automobiles & Components - 0.3%
200,000	Toyota Motor Credit Corp., MTN 2.00%, 10/24/2018	201,124

Banks - 0.8%
480,000	Bank of America Corp. 5.75%, 12/01/2017	488,172
27,000	2.60%, 01/15/2019	27,264
42,000	Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	43,356
25,000	Goldman Sachs Group, Inc. (The), MTN 2.76%, 07/15/2020 (b)	25,181
21,000	Morgan Stanley, MTN 3.10%, 11/09/2018 (b)	21,253

		605,226

Chemicals - 0.6%
450,000	Sherwin-Williams Co. (The) 1.35%, 12/15/2017	449,373

Consumer Durables & Apparel - 0.1%
22,000	Lennar Corp. 4.75%, 12/15/2017	22,220
19,000	4.50%, 11/15/2019	19,784

		42,004

Consumer Services - 0.7%
500,000	Marriott International, Inc. 6.75%, 05/15/2018	521,185
32,000	MGM Resorts International 5.25%, 03/31/2020	33,960

		555,145

Diversified Financials - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (e)	150,984
19,000	General Motors Financial Co., Inc. 3.00%, 09/25/2017	19,055
12,000	3.50%, 07/10/2019	12,285
13,000	Hyundai Capital America 2.13%, 10/02/2017 (e)	13,010
4,000	Western Union Co. (The) 2.88%, 12/10/2017	4,015

		199,349

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

Energy - 0.7%
42,000	Kinder Morgan, Inc. 5.63%, 11/15/2023(e)	46,531
500,000	Shell International Finance BV 1.25%, 11/10/2017	500,213

		546,744

Financials - 0.4%
300,000	Jefferies Group LLC 5.13%, 04/13/2018	307,773

Food, Beverage & Tobacco - 0.8%
33,000	Altria Group, Inc. 9.70%, 11/10/2018	36,426
500,000	Philip Morris International, Inc. 1.25%, 11/09/2017	499,842
125,000	5.65%, 05/16/2018	129,317

		665,585

Healthcare Equipment & Services - 0.6%
300,000	Abbott Laboratories 2.00%, 09/15/2018	300,675
44,000	HCA, Inc. 6.50%, 02/15/2020	48,125
9,000	Medtronic, Inc. 2.50%, 03/15/2020	9,134
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	52,000
30,000	6.00%, 10/01/2020	32,213

		442,147

Insurance - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,144

Media - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,193

Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
100,000	Celgene Corp. 1.90%, 08/15/2017	100,045
175,000	Gilead Sciences, Inc. 1.85%, 09/04/2018	175,443
100,000	McKesson Corp. 1.40%, 03/15/2018	99,833
100,000	Medco Health Solutions, Inc. 7.13%, 03/15/2018	103,713
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (e)	26,190

		505,224

Real Estate - 0.1%
49,000	American Tower Corp., REIT 3.40%, 02/15/2019	50,043
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	32,025

		82,068

Retail - 0.8%
143,000	McDonald’s Corp., MTN 5.35%, 03/01/2018	146,566
250,000	Staples, Inc. 2.75%, 01/12/2018	250,970
203,000	Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	203,145

		600,681

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

Semiconductors & Semiconductor Equipment - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	16,076

Telecommunication Services - 0.6%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,424
515,150	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	113,333
350,000	Verizon Communications, Inc. 3.65%, 09/14/2018	357,860

		489,617

Utilities - 0.6%
500,000	Pacific Gas & Electric Co. 5.63%, 11/30/2017	508,239

	Total Corporate Bonds & Notes (Cost $6,468,784)	6,254,712

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Capital Goods (e) - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020	65,804
18,000	4.75%, 04/15/2019	18,382

		84,186

Media (e) - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	27,743

Pharmaceuticals, Biotechnology & Life Sciences (e) - 0.0%
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (e)	14,606
7,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018	7,026

		21,632

Utilities (e) - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019	64,221

	Total Foreign Corporate Bonds & Notes (Cost $191,859)	197,782

MUNICIPAL BONDS & NOTES - 0.3%
250,000	Orchard Cultural Education Facs. Finance Corp. 4.02%, 11/15/2017	252,190

	Total Municipal Bonds & Notes (Cost $252,607)	252,190

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.3%
20,078	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	20,060
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	30,367
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 5.05%, 01/15/2047 (b)	61,268
31,840	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (e)	31,877
27,860	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	27,896
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.33%, 12/12/2049 (b)	30,406
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	42,736

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $257,164)	244,610

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

U.S. TREASURIES - 1.9%
500,000	U.S. Treasury Notes 1.25%, 12/31/2018	499,267
500,000	1.38%, 01/15/2020 (f)	498,809
500,000	1.75%, 12/31/2020 (f)	501,494

	Total U.S. Treasuries (Cost $1,497,021)	1,499,570

ASSET-BACKED SECURITIES (b) - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 1.96%, 01/25/2034	2

	Total Asset-Backed Securities (Cost $2)	2

	Total Bonds & Notes (Cost $10,485,532)	10,285,203

Shares
Domestic Equity - 42.5%

COMMON STOCKS - 40.2%

Consumer Durables & Apparel - 1.2%
306	JG Boswell Co.	210,528
65,740	UCP, Inc., Class A(g)	719,853

		930,381

Consumer Services - 3.0%
165,480	Jamba, Inc.(f)(g)	1,289,089
6,700	Las Vegas Sands Corp.	428,063
4,570	Wynn Resorts, Ltd.	612,929

		2,330,081

Diversified Financials - 16.5%
9,730	Berkshire Hathaway, Inc., Class B(g)	1,647,970
20,896	Oaktree Capital Group LLC	973,754
585,431	PICO Holdings, Inc.(g)	10,245,042

		12,866,766

Food & Staples Retailing - 1.4%
13,670	Walgreens Boots Alliance, Inc.	1,070,498

Food, Beverage & Tobacco - 0.2%
6,185	Limoneira Co.	146,152

Household & Personal Products - 0.5%
21,250	Coty, Inc., Class A	398,650

Materials - 2.0%
5,745	Compass Minerals International, Inc.(f)	375,148
564	Keweenaw Land Association, Ltd.(g)	59,220
9,335	Monsanto Co.	1,104,891
371	Pope Resources a Delaware LP	27,454

		1,566,713

Media (g) - 1.2%
20,560	Liberty Media Corp.-Liberty Braves, Class C	492,823
18,838	Liberty Media Corp.-Liberty Braves, Class A	450,040

		942,863

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
8,310	BioMarin Pharmaceutical, Inc.(g)	754,714
14,527	Gilead Sciences, Inc.	1,028,221
37,500	Pfizer, Inc.	1,259,625

		3,042,560

Real Estate - 2.1%
1,750	Alexander & Baldwin, Inc.	72,415
740	Consolidated-Tomoka Land Co.	42,143
5,840	Forestar Group, Inc.(g)	100,156
17,245	New York REIT, Inc., REIT(g)	148,997
1,295	Phillips Edison Grocery Center REIT I, Inc.(g)(h)	10,789
17,600	Retail Opportunity Investments Corp., REIT	337,744
4,025	St Joe Co. (The)(g)	75,469
1,620	Tejon Ranch Co.(g)	33,437
106,240	VEREIT, Inc., REIT	864,793

		1,685,943

Software & Services (g) - 3.5%
1,866	Alphabet, Inc., Class C	1,695,690
581	Alphabet, Inc., Class A	540,144
53,400	Pandora Media, Inc.(f)	476,328

		2,712,162

Telecommunication Services (g) - 4.6%
60,775	Level 3 Communications, Inc.	3,603,957

	Total Common Stocks (Cost $25,117,748)	31,296,726

PREFERRED STOCKS - 2.3%

Banks - 0.5%
305	Bank of America Corp., Series L	385,711

Diversified Financials - 1.1%
3,349	Special Opportunities Fund, Inc.	86,002
610	Wells Fargo & Co., Series L	800,015

		886,017

Real Estate - 0.7%
13,100	American Homes 4 Rent, Series E	337,260
200	Gramercy Property Trust, Series A	5,400
5,316	Kennedy-Wilson, Inc.	137,053
900	Terreno Realty Corp., Series A	22,572

		502,285

	Total Preferred Stocks (Cost $1,705,686)	1,774,013

	Total Domestic Equity (Cost $26,823,434)	33,070,739

Foreign Equity - 20.3%

COMMON STOCKS - 16.8%

Commercial & Professional Services - 0.5%
10,350	Nielsen Holdings PLC	400,131

Energy - 0.5%
5,660	Schlumberger, Ltd.	372,654

Food, Beverage & Tobacco - 1.0%
4,330	Diageo PLC ADR	518,864
8,093	Diageo PLC	238,474

		757,338

Materials - 0.8%
35,765	Potash Corp. of Saskatchewan, Inc.	582,969

Media - 9.6%
413,076	Entertainment One, Ltd.(g)	1,182,589
51,345	Liberty Global PLC, Class A(g)	1,649,201
11,603	Liberty Global PLC LiLAC, Class A(f)(g)	252,597
96,663	Lions Gate Entertainment Corp., Class A(f)(g)	2,727,830
3,000	Sky PLC ADR	155,310
68,700	Vivendi SA ADR	1,528,575

		7,496,102

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
10,005	Allergan PLC	2,432,116
23,929	Teva Pharmaceutical Industries, Ltd. ADR	794,921

		3,227,037

Transportation - 0.3%
240	Financiere de L’Odet	246,359

	Total Common Stocks (Cost $12,111,862)	13,082,590

PREFERRED STOCKS - 3.5%

Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
4,645	Teva Pharmaceutical Industries, Ltd.	2,745,892

	Total Preferred Stocks (Cost $3,236,937)	2,745,892

	Total Foreign Equity (Cost $15,348,799)	15,828,482

Registered Investment Companies - 5.6%
10,694	BlackRock Taxable Municipal Bond Trust	245,000
11,375	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	303,940
10,313	Nuveen Build America Bond Fund	216,470
13,734	Special Opportunities Fund, Inc.	208,757
3,209,329	State Street Navigator Prime Securities Lending Portfolio(i)	3,209,329
30,357	TCW Strategic Income Fund, Inc.(f)	171,213

	Total Registered Investment Companies (Cost $4,251,696)	4,354,709

Principal Amount ($)
Cash Equivalents - 24.0%

COMMERCIAL PAPER - 5.1%
1,000,000	Anheuser-Busch InBev NV 1.39%, 09/05/2017	997,874
1,000,000	Ford Motor Credit Co. LLC 1.62%, 10/02/2017	995,974
1,000,000	Kraft Food Group, Inc. 1.46%, 07/25/2017	998,807
1,000,000	Mondelez Intl., Inc. 1.29%, 08/03/2017	998,595

	Total Commercial Paper (Cost $3,991,291)	3,991,250

MONEY MARKET FUNDS - 18.9%
14,719,344	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.89%, 12/31/2049	14,719,344

	Total Money Market Funds (Cost $14,719,344)	14,719,344

	Total Cash Equivalents (Cost $18,710,635)	18,710,594

Total Investments - 105.5% (Cost $75,620,096)		82,249,727

Other Assets & Liabilities, Net - (5.5)%		(4,321,337)

Net Assets - 100.0%		77,928,390

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2017.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $466,374 or 0.6% of net assets.
(f)	Securities (or a portion of securities) on loan. As of June 30, 2017, the market value of securities loaned was $4,235,215. The loaned securities were secured with cash and securities collateral of $4,372,621. Collateral is calculated based on prior day’s prices.
(g)	Non-income producing security.
(h)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $10,789, or less than 0.05% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2017.
(i)	Represents investments of cash collateral received in connection with securities lending.

The Fund invested in the following countries as of June 30, 2017:

Country	Percentage (based on Total Investments)
United States	85.9%
Israel	4.3%
United Kingdom	3.4%
Canada	2.3%
France	2.3%
Belgium	1.2%
Netherlands	0.6%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
	25.6%	25.5%	25.6%
Diversified Financials	12.8%	1.0%	17.0%
Pharmaceuticals, Biotechnology & Life Sciences	11.8%	0.8%	11.6%
Media	9.1%	0.9%	10.3%
Telecommunication Services	4.4%	1.1%	5.0%
Consumer Services	3.3%	0.9%	3.5%
Software & Services	2.0%	0.1%	3.3%
Real Estate	2.6%	0.3%	2.8%
Materials	2.5%	0.1%	2.6%
Food, Beverage & Tobacco	1.8%	0.8%	1.9%
Food & Staples Retailing	1.3%	0.0%	1.3%
Banks	1.2%	0.7%	1.2%
Consumer Durables & Apparel	0.8%	0.1%	1.2%
Energy	1.1%	0.7%	1.1%
Retail	0.7%	0.7%	0.7%
Utilities	0.7%	0.7%	0.7%
Chemicals	0.5%	0.5%	0.6%
Healthcare Equipment & Services	0.5%	0.5%	0.5%
Commercial & Professional Services	0.5%	0.0%	0.5%
Household & Personal Products	0.4%	0.0%	0.5%
Financials	0.4%	0.4%	0.4%
Transportation	0.3%	0.0%	0.3%
Automobiles & Components	0.2%	0.2%	0.2%
Capital Goods	0.1%	0.1%	0.1%
Insurance	0.0%	0.0%	0.0%
Semiconductors & Semiconductor Equipment	0.0%	0.0%	0.0%

			92.9%

Sector	Percentage (based on Total Investments)
U.S. Treasuries	1.8%
Agency Collateralized Mortgage Obligations	0.0%

1.8%
Registered Investment Companies	5.3%

100.0%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Total Return Fund

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$3,171,898	$3,171,898
Registered Investment Companies	37,430	37,430

Total Borrowings	$3,209,328	$3,209,328

Gross amount of recognized liabilities for securities lending transactions		$3,209,328

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 96.3%

ALASKA - 4.2%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	567,210

ARIZONA - 3.9%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	527,283

CALIFORNIA - 12.5%
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	579,190
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	605,580
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	503,247
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	13,858

		1,701,875

COLORADO - 4.3%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	584,680

CONNECTICUT - 6.2%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	286,028
500,000	Town of Fairfield, CT, GO 5.00%, 01/01/2021	563,400

		849,428

DISTRICT OF COLUMBIA (a) - 4.2%
500,000	District of Columbia 5.00%, 04/01/2030	567,830

FLORIDA - 2.9%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	392,217

GEORGIA - 3.8%
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	525,485

HAWAII - 4.1%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	558,440

ILLINOIS - 10.4%
500,000	Carol Stream Park District, GO Insured: BAM 5.00%, 01/01/2032	576,860
460,000	Illinois Financing Authority 5.00%, 11/15/2027	516,833
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	332,338

		1,426,031

INDIANA - 3.9%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	532,645

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	16,660

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Tax-Exempt Fund

MASSACHUSETTS - 1.7%
200,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	234,006

MICHIGAN - 4.2%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	574,435

MISSOURI - 4.0%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	552,215

NEW JERSEY - 10.5%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	544,890
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	526,625
350,000	New Jersey Transportation Trust Fund Authority 5.00%, 06/15/2029	357,168

		1,428,683

PENNSYLVANIA - 9.1%
120,000	City of Philadelphia, PA Gas Works Co. Insured: NATL-RE 7.00%, 05/15/2020	132,070
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	554,059
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	555,990

		1,242,119

TEXAS - 6.3%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	564,255
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	297,007

		861,262

	Total Municipal Bonds & Notes (Cost $12,699,637)	13,142,504

Shares
Cash Equivalents - 2.7%
373,242	State Street Institutional U.S. Government Money Market Fund, Premier Class	373,242

	Total Cash Equivalents (Cost $373,242)	373,242

Total Investments - 99.0% (Cost $13,072,879)		13,515,746

Other Assets & Liabilities, Net - 1.0%		140,992

Net Assets - 100.0%		13,656,738

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2017.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 82.1%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
116,200	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	123,541

	Total Agency Collateralized Mortgage Obligation (Cost $119,259)	123,541

AGENCY MORTGAGE-BACKED SECURITIES - 12.1%
1,317,753	Federal Home Loan Mortgage Corp. 4.00%, 05/01/2044	1,400,602
217,417	5.00%, 06/01/2041	240,697
4,030,104	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043 (a)	4,053,230
1,764,858	3.50%, 11/01/2042 - 02/01/2043 (a)	1,826,331
2,011,241	4.00%, 01/01/2041 - 03/01/2044 (a)	2,131,406
2,821,788	4.50%, 10/01/2039 - 04/01/2041 (a)	3,052,697
312,120	5.00%, 06/01/2041	346,564
1,627,079	Government National Mortgage Assoc. 3.50%, 05/20/2043	1,692,954
1,685,750	4.00%, 01/20/2041 - 04/20/2043 (a)	1,789,397

	Total Agency Mortgage-Backed Securities (Cost $16,380,815)	16,533,878

ASSET-BACKED SECURITIES - 4.3%
750,000	Ally Master Owner Trust Series 2012-5, Class A 1.54%, 09/15/2019	750,173
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (b)	331,383
793,000	AmeriCredit Automobile Receivables Trust Series 2013-3, Class E 3.74%, 12/08/2020 (b)	800,510
93,481	California Republic Auto Receivables Trust Series 2013-2, Class A2 1.23%, 03/15/2019	93,442
500,000	Capital Auto Receivables Asset Trust Series 2014-1, Class D 3.39%, 07/22/2019	505,526
750,000	CarMax Auto Owner Trust Series 2013-3, Class C 2.15%, 05/15/2019	750,942
134,149	CPS Auto Receivables Trust Series 2013-C, Class B 3.00%, 08/15/2019 (b)	134,340
750,000	First Investors Auto Owner Trust Series 2014-1A, Class D 3.28%, 04/15/2021 (b)	755,571
750,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	747,773
750,000	Santander Drive Auto Receivables Trust Series 2013-2, Class E 2.98%, 04/15/2020 (b)	753,220
228,248	Series 2013-A, Class C 3.12%, 10/15/2019 (b)	228,928

	Total Asset-Backed Securities (Cost $5,860,288)	5,851,808

CORPORATE BONDS & NOTES - 37.9%

Automobiles & Components (c) - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	151,410

Banks - 7.8%
495,000	Bank of America Corp. 2.00%, 01/11/2018	495,820
128,000	4.10%, 07/24/2023	135,685

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

380,000	Bank of America Corp., MTN 3.05%, 09/28/2020 (d)	383,570
311,000	4.00%, 04/01/2024	326,176
810,000	Capital One Financial Corp. 2.17%, 03/09/2022 (d)	808,928
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	493,138
835,000	Goldman Sachs Capital III 4.00%, 07/31/2017 (d)(e)	718,100
750,000	Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021 (d)	757,321
750,000	Goldman Sachs Group, Inc. (The), MTN 2.92%, 10/28/2027 (d)	780,594
750,000	Manufacturers & Traders Trust Co. 1.84%, 12/01/2021 (d)	741,563
750,000	Mellon Capital IV 4.00%, 07/31/2017 (d)	673,163
850,000	NTC Capital II Series B 1.75%, 04/15/2027 (d)	793,687
250,000	People’s United Bank NA 4.00%, 07/15/2024	252,584
750,000	State Street Corp. 2.25%, 06/01/2077 (d)	692,344
800,000	USB Capital IX 3.50%, 07/31/2017 (d)(e)	711,320
795,000	Wachovia Capital Trust II 1.66%, 01/15/2027 (d)	741,338
884,000	Wells Fargo & Co. Series S 5.90%, 06/15/2024 (d)(e)	947,869
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	238,424

		10,691,624

Capital Goods - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	776,494
228,000	Eaton Corp. 2.75%, 11/02/2022	229,525
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	511,081

		1,517,100

Chemicals - 0.4%
500,000	Westlake Chemical Corp. 4.88%, 05/15/2023	523,125

Commercial & Professional Services - 0.7%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,645
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (c)	766,904

		876,549

Consumer Durables & Apparel - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	505,000
307,000	Mattel, Inc. 2.35%, 05/06/2019	307,021

		812,021

Diversified Financials - 9.7%
500,000	American Express Co. Series C 4.90%, 03/15/2020 (d)(e)	508,875
750,000	Block Financial LLC 4.13%, 10/01/2020	774,643
202,000	Citigroup, Inc. 5.50%, 09/13/2025	225,003

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

217,000	1.75%, 05/01/2018	216,948
750,000	5.88%, 03/27/2020 (c)(d)(e)	788,595
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019 (c)	152,813
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	150,984
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	223,231
750,000	General Electric Capital Corp., MTN 1.46%, 05/13/2024 (d)	737,028
750,000	General Motors Financial Co., Inc. 2.52%, 04/10/2018 (d)	755,573
311,000	Goldman Sachs Group, Inc. (The) 2.63%, 01/31/2019	314,264
267,000	2.38%, 01/22/2018	268,221
247,000	4.00%, 03/03/2024	258,791
104,000	2.90%, 07/19/2018	105,208
516,000	Goldman Sachs Group, Inc. (The), MTN 2.60%, 08/26/2020 (d)	515,938
219,000	Hyundai Capital America 2.13%, 10/02/2017 (b)	219,169
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	565,731
500,000	JPMorgan Chase & Co. 7.90%, 04/30/2018 (d)(e)	520,375
750,000	5.00%, 07/01/2019 (d)(e)	767,812
500,000	Lazard Group LLC 4.25%, 11/14/2020	527,919
224,000	Morgan Stanley 4.88%, 11/01/2022	243,493
208,000	2.13%, 04/25/2018	208,727
133,000	5.00%, 11/24/2025	144,881
500,000	Morgan Stanley & Co., LLC, MTN 4.38%, 02/11/2020 (d)	513,750
500,000	Morgan Stanley, MTN 3.00%, 02/21/2020 (d)	500,000
500,000	2.41%, 01/16/2020 (d)	499,200
237,000	4.10%, 05/22/2023	247,741
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	765,965
1,000,000	UBS AG 5.13%, 05/15/2024	1,058,806
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	495,677

		13,275,361

Energy - 1.9%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	103,100
500,000	Chesapeake Energy Corp. 4.41%, 04/15/2019 (d)	492,500
98,000	Continental Resources, Inc. 4.90%, 06/01/2044 (c)	82,320
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	290,237
73,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/2020	75,281
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	76,338
205,000	Kinder Morgan Energy Partners LP 4.30%, 05/01/2024 (c)	212,182
181,000	3.50%, 09/01/2023	182,982
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	101,520
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	130,740
214,000	Unit Corp. 6.63%, 05/15/2021	205,975
197,000	Williams Cos., Inc. (The) 4.55%, 06/24/2024	203,403
99,000	5.75%, 06/24/2044	102,713
317,000	Williams Partners LP 5.25%, 03/15/2020	341,366

		2,600,657

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

Food & Staples Retailing - 0.8%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	275,861
750,000	Whole Foods Market, Inc. 5.20%, 12/03/2025	868,242

		1,144,103

Food, Beverage & Tobacco - 0.5%
108,000	Altria Group, Inc. 4.50%, 05/02/2043	115,241
108,000	2.95%, 05/02/2023	108,932
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	198,952
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	145,566
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	112,409

		681,100

Healthcare Equipment & Services - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	211,385
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	396,496
114,000	HCA, Inc. 6.50%, 02/15/2020	124,688

		732,569

Insurance - 2.7%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (d)	130,602
167,000	American International Group, Inc. 3.38%, 08/15/2020	172,938
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024	805,286
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	246,725
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	272,071
101,000	Genworth Holdings, Inc. 7.70%, 06/15/2020	99,556
103,000	4.80%, 02/15/2024	85,490
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	235,428
750,000	Old Republic International Corp. 4.88%, 10/01/2024	803,464
750,000	Prudential Financial, Inc. 8.88%, 06/15/2068 (d)	798,982

		3,650,542

Materials - 0.2%
257,000	Hexion, Inc. 6.63%, 04/15/2020	235,798

Media - 0.8%
205,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (b)	209,612
103,000	Comcast Corp. 4.75%, 03/01/2044	114,886
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018	45,750
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	248,688
189,000	Time Warner Cable LLC 5.88%, 11/15/2040	211,354
168,000	Time Warner, Inc. 5.35%, 12/15/2043	185,710

		1,016,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	143,386
205,000	Celgene Corp. 3.63%, 05/15/2024	212,661
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	157,080
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	217,461
97,000	Mylan, Inc. 5.40%, 11/29/2043	107,157
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	170,168

		1,007,913

Real Estate - 4.1%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	154,903
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	224,684
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	781,530
750,000	Corporate Office Properties LP, REIT 5.25%, 02/15/2024	804,017
139,000	3.60%, 05/15/2023	138,320
750,000	EPR Properties, REIT 5.75%, 08/15/2022	829,361
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	640,055
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	168,896
750,000	Potlatch Corp., REIT 7.50%, 11/01/2019	825,000
470,000	Select Income REIT 4.15%, 02/01/2022	474,290
569,000	WP Carey, Inc. 4.60%, 04/01/2024	593,381

		5,634,437

Retailing - 0.8%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	27,299
750,000	Coach, Inc. 4.25%, 04/01/2025 (c)	766,203
157,000	Glencore Funding LLC 4.13%, 05/30/2023 (b)	161,306
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	125,407

		1,080,215

Semiconductors & Semiconductor Equipment - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	105,497

Software & Services - 0.7%
750,000	eBay, Inc. 2.20%, 08/01/2019 (c)	753,369
154,000	Oracle Corp. 3.63%, 07/15/2023	162,603

		915,972

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

Technology Hardware & Equipment - 1.5%
308,000	Apple, Inc. 2.85%, 05/06/2021	316,848
520,000	HP, Inc. 2.75%, 01/14/2019	524,834
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	502,852
720,000	Seagate HDD Cayman 4.75%, 01/01/2025	726,007

		2,070,541

Telecommunication Services - 0.9%
336,000	AT&T, Inc. 5.15%, 03/15/2042	344,326
262,000	2.38%, 11/27/2018	263,902
156,000	4.45%, 04/01/2024	164,452
154,000	L-3 Technologies, Inc. 3.95%, 05/28/2024	158,577
119,000	Sprint Corp. 7.25%, 09/15/2021	132,536
215,000	Windstream Services LLC 6.38%, 08/01/2023	178,584

		1,242,377

Transportation - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	248,363

Utilities - 1.1%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	115,245
146,000	Duke Energy Corp. 3.75%, 04/15/2024	152,801
215,000	Eversource Energy 1.45%, 05/01/2018	214,733
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	118,390
142,000	PacifiCorp 6.25%, 10/15/2037	188,893
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	142,593
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	321,699
259,000	Southern Co. (The) 2.45%, 09/01/2018	260,778

		1,515,132

	Total Corporate Bonds & Notes (Cost $50,336,545)	51,728,406

FOREIGN CORPORATE BONDS & NOTES - 5.1%

Banks - 1.7%
500,000	Bank of Nova Scotia (The), MTN 1.45%, 08/28/2019 (d)	505,531
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)(c)	200,608
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	203,128
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	397,445
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	250,395
441,000	Royal Bank of Canada 1.20%, 09/19/2017	440,837
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	273,640

		2,271,584

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

Capital Goods - 0.6%
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	768,750

Diversified Financials - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	309,981

Energy - 1.0%
108,000	BP Capital Markets PLC 1.38%, 05/10/2018	107,791
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	216,054
138,000	Nexen Energy ULC 6.40%, 05/15/2037	176,510
201,000	Petrobras Global Finance BV 5.38%, 01/27/2021	204,859
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	96,387
325,000	Shell International Finance BV 3.40%, 08/12/2023	337,737
106,000	Statoil ASA 4.80%, 11/08/2043	118,860
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042 (c)	74,575

		1,332,773

Insurance - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	113,772

Materials - 0.6%
205,000	Agrium, Inc. 4.90%, 06/01/2043	222,092
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	114,298
192,000	Teck Resources, Ltd. 3.75%, 02/01/2023	187,680
109,000	5.40%, 02/01/2043	102,971
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	158,853

		785,894

Media (b) - 0.1%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	213,720

Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
197,000	Actavis Funding SCS 3.85%, 06/15/2024	205,811
99,000	4.85%, 06/15/2044	107,474
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (b)	120,745
44,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (b)	44,165

		478,195

Software & Services (b) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	111,555

Telecommunication Services - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	317,299
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (b)	215,250

		532,549

	Total Foreign Corporate Bonds & Notes (Cost $6,764,430)	6,918,773

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

MUNICIPAL BONDS & NOTES - 10.3%
750,000	Belding Area Schools, GO Insured: Q-SBLF 6.50%, 05/01/2025	840,667
765,000	City of Fort Collins 0.95%, 12/01/2032 (d)	765,000
750,000	Clark County School District Finance Corp. Insured: State Intercept 5.20%, 06/01/2026	816,345
635,000	Comstock Park Public Schools, GO Insured: Q-SBLF 6.30%, 05/01/2026	715,969
1,550,000	Indiana Development Finance Authority 1.08%, 12/01/2038 (d)	1,550,000
750,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/2027	771,098
235,000	5.75%, 01/01/2024	235,463
750,000	Kindred Public School District No. 2, GO 6.00%, 08/01/2027	883,545
1,380,000	Mississippi Business Finance Corp. 1.35%, 08/01/2021 (d)	1,380,000
1,400,000	1.40%, 12/01/2025 (d)	1,400,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	710,510
750,000	North Texas Tollway Authority 8.91%, 02/01/2030	860,197
650,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	685,770
200,000	7.47%, 06/01/2025	219,250
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	350,509
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	378,990
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	587,086
200,000	State of California, GO 1.83%, 04/01/2047 (d)	200,018
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	766,418

	Total Municipal Bonds & Notes (Cost $13,998,782)	14,116,835

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 2.2%
169,748	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (d)	169,601
230,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (d)	232,811
120,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM 4.53%, 02/10/2047 (d)	130,093
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(d)	108,667
205,000	GS Mortgage Securities Trust Series 2014, Class C 3.79%, 01/10/2031 (b)	203,557
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	110,147
100,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class C 4.97%, 02/15/2047 (d)	101,700
153,000	Series 2013-C17, Class C 5.05%, 01/15/2047 (d)	156,234
	LB-UBS Commercial Mortgage Trust

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

199,003	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	199,231
175,122	Series 2007-C6, Class AM 6.11%, 07/15/2040 (d)	175,350
210,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS 4.22%, 07/15/2046 (d)	222,797
191,000	Series 2013-C10, Class C 4.22%, 07/15/2046 (d)	191,023
100,000	Morgan Stanley Capital I Trust Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(d)	109,271
50,361	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (d)	50,327
230,000	Series 2007-IQ16, Class AMA 6.33%, 12/12/2049 (d)	233,110
115,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	122,941
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (d)	280,990
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (d)	149,373

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $2,999,006)	2,947,223

SOVEREIGN BONDS - 0.7%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (c)	196,750
226,000	Chile Government International Bond 3.63%, 10/30/2042 (c)	225,379
200,000	Colombia Government International Bond 2.63%, 03/15/2023	195,500
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	210,735
133,000	Turkey Government International Bond 3.25%, 03/23/2023	125,009

	Total Sovereign Bonds (Cost $963,605)	953,373

U.S. GOVERNMENT AGENCIES (g) - 6.2%
2,000,000	Federal Home Loan Bank 1.00%, 10/28/2022	1,997,094
1,000,000	Federal Home Loan Mortgage Corp. 1.00%, 05/25/2021	996,829
1,000,000	1.13%, 06/30/2021	991,168
1,500,000	Federal National Mortgage Assoc. 1.00%, 06/30/2021	1,494,657
1,000,000	1.25%, 12/30/2019	993,988
2,000,000	1.38%, 10/29/2020	1,992,532

	Total U.S. Government Agencies (Cost $8,492,979)	8,466,268

U.S. TREASURIES - 3.2%
1,500,000	U.S. Treasury Notes 0.75%, 09/30/2018	1,489,570
1,500,000	1.00%, 10/15/2019 (c)	1,485,996
1,500,000	1.13%, 09/30/2021 (c)	1,459,161

	Total U.S. Treasuries (Cost $4,492,555)	4,434,727

	Total Bonds & Notes (Cost $110,408,264)	112,074,832

Shares
Domestic Equity - 3.6%
COMMON STOCKS - 1.9%
Energy (h) - 0.1%
4,563	Linn Energy, Inc.	139,354

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

Real Estate - 1.8%
28,666	Gramercy Property Trust, REIT	851,667
23,221	Phillips Edison Grocery Center REIT I, Inc.(f)(h)	193,433
173,000	VEREIT, Inc., REIT	1,408,220

		2,453,320

	Total Common Stocks (Cost $2,985,553)	2,592,674

PREFERRED STOCKS - 1.7%

Banks - 1.7%
30,000	Countrywide Capital V	771,675
22,109	First Republic Bank, Series E(e)	595,009
28,000	GMAC Capital Trust I, Series 2	732,270
6,572	Wells Fargo & Co.(e)	182,192

		2,281,146

	Total Preferred Stocks (Cost $2,214,318)	2,281,146

	Total Domestic Equity (Cost $5,199,871)	4,873,820

Foreign Equity - 1.2%

PREFERRED STOCKS - 1.2%

Industrial - 1.2%
1,200	Allergan PLC, Series A	1,038,300
1,075	Teva Pharmaceutical Industries, Ltd.	635,486

		1,673,786

	Total Preferred Stocks (Cost $1,847,630)	1,673,786

	Total Foreign Equity (Cost $1,847,630)	1,673,786

Registered Investment Companies - 9.1%
56,576	BlackRock Build America Bond Trust	1,296,156
34,641	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	925,608
52,796	DoubleLine Income Solutions Fund	1,090,237
59,744	Nuveen Build America Bond Fund	1,254,027
140,000	Nuveen Credit Strategies Income Fund	1,205,400
46,950	PCM Fund, Inc.(c)	527,248
34,400	PIMCO Corporate & Income Opportunity Fund	566,568
79,000	PIMCO Dynamic Credit & Mortgage Income Fund	1,763,280
3,406,103	State Street Navigator Prime Securities Lending Portfolio(i)	3,406,103
35,631	Templeton Emerging Markets Income Fund(c)	399,780

	Total Registered Investment Companies (Cost $11,981,755)	12,434,407

Cash Equivalents - 6.0%
8,187,130	State Street Institutional U.S. Government Money Market Fund, Premier Class	8,187,130

	Total Cash Equivalents (Cost $8,187,130)	8,187,130

Total Investments - 102.0% (Cost $137,624,650)		139,243,975

Other Assets & Liabilities, Net - (2.0)%		(2,746,421)

Net Assets - 100.0%		136,497,554

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $8,304,429 or 6.1% of net assets.
(c)	Securities (or a portion of securities) on loan. As of June 30, 2017, the market value of securities loaned was $5,571,718. The loaned securities were secured with cash and securities collateral of $5,682,075. Collateral is calculated based on prior day’s prices.
(d)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2017.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $193,433, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2017.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect June 30, 2017 and will reset at a future date.
(h)	Non-income producing security.
(i)	Represents investments of cash collateral received in connection with securities lending.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Fixed Income Fund

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$5,682,075	$5,682,075

Total Borrowings	$5,682,075	$5,682,075

Gross amount of recognized liabilities for securities lending transactions		$5,682,075

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

GLOSSARY: (abbreviations that may be used in the preceding statements)(unaudited)

Municipal Bond or Agency Abbreviations:		Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.	ADR	American Depositary Receipt
BAM	Build America Mutual	CDO	Collateralized Debt Obligation
GO	General Obligation	CLO	Collateralized Loan Obligation
NATL-RE	National Public Finance Guarantee Corp.	ETF	Exchange-Traded Fund
Q-SBLF	Qualified School Board Loan Fund	GDR	Global Depositary Receipt
ST APPROP	State Appropriation	MLP	Master Limited Partnership
ST RES FD GTY	State Resource Fund Guaranty	MTN	Medium-Term Note
		PIK	Payment-in-Kind
		PLC	Public Limited Company
		REIT	Real Estate Investment Trust
		REMIC	Real Estate Mortgage Investment Conduit
		SPDR	Standard & Poor’s Depositary Receipt
		STRIPS	Separate Trading of Registered Interest and Principal of Security

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately. Highland-First Foundation Income Fund, a new series of the Trust, was declared effective on April 3, 2017 and is not currently offered for sale.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2017, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and notes, and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and notes, and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and notes, and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of June 30, 2017 is as follows:

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$966,423	$—	$—	$966,423
Energy	2,902,500	—	2,902,500	—
Financial	2,731,875	—	2,731,875	—
Manufacturing	3,473,796	—	3,473,796	—
Metals & Minerals	1,159,739	—	1,159,739	—
Retail	1,555,796	—	1,555,796	—
Telecommunications	61,649,248	—	16,295,535	45,353,713
Utilities	2,101,609	—	2,101,609	—
Non-U.S. Senior Loans
Energy	39,720,668	—	39,720,668	—
Healthcare	5,141,351	—	—	5,141,351
Information Technology	5,824,530	—	5,824,530	—
Manufacturing	348,820	—	348,820	—
Media & Telecommunications	1,582,633	—	1,582,633	—
Retail	5,820,348	—	5,820,348	—
Non-U.S. Asset-Backed Securities	102,158,898	—	101,905,659	253,239
U.S. Corporate Bonds & Notes(1)	18,307,601	—	18,307,601	—
Non-U.S. Corporate Bonds & Notes(1)	16,452,094	—	16,452,094	—
Non-U.S. Government Bonds	50,101,962	—	50,101,962	—
U.S. Equity
Automobiles & Components	36,161	36,161	—	—
Banks	607,280	607,280	—	—
Capital Goods	860,820	860,820	—	—
Chemicals	11,601,975	10,884,212	—	717,763
Consumer Durables & Apparel	295,400	295,400	—	—
Consumer Services	24,966,615	24,966,615	—	—
Diversified Financials	546,584	546,584	—	—
Energy	2,971,558	2,971,558	—	—
Healthcare Equipment & Services	24,104,304	24,104,304	—	—
Household & Personal Products	696,240	696,240	—	—
Insurance	1,450,699	1,450,699	—	—
Materials	126,630	126,630	—	—
Media	88,312	88,312	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,533,132	12,533,132	—	—
Real Estate	32,157,947	32,157,947	—	—
Retailing	171,990	171,990	—	—
Semiconductors & Semiconductor Equipment	93,400	93,400	—	—
Software & Services	23,019,771	23,019,771	—	—
Technology Hardware & Equipment	215,475	215,475	—	—
Telecommunication Services	96,857,538	—	—	96,857,538
Utilities	293,400	293,400	—	—
Non-U.S. Equity
Banks	10,676,043	10,676,043	—	—
Capital Goods	4,270,796	4,270,796	—	—
Commercial & Professional Services	2,113,857	2,113,857	—	—
Consumer Durables & Apparel	2,063,724	2,063,724	—	—
Consumer Services	916,370	916,370	—	—
Diversified Financials	510,200	510,200	—	—
Energy	2,366,738	2,366,738	—	—
Food, Beverage & Tobacco	2,600,924	2,600,924	—	—
Healthcare Equipment & Services	2,161,500	—	—	2,161,500
Insurance	1,966,308	1,966,308	—	—
Materials	3,230,350	3,230,350	—	—
Media	6,220,175	6,220,175	—	—
Pharmaceuticals, Biotechnology & Life Sciences	94,502	94,502	—	—
Real Estate	3,260,156	3,260,156	—	—
Retailing	2,488,800	2,488,800	—	—
Semiconductors & Semiconductor Equipment	2,108,307	2,108,307	—	—
Software & Services	16,042,834	16,042,834	—	—
Transportation	22,147,531	22,147,531	—	—
Utilities	141,940,485	141,940,485	—	—
Non-U.S. Master Limited Partnerships(1)	187,478,675	187,478,675	—	—
U.S. Rights	9,355,737	—	9,355,737	—
Non-U.S. Warrants	103,305	—	—	103,305
U.S. Purchased Call Options	16,550,000	16,550,000	—	—
U.S. Purchased Put Options	928,375	928,375	—	—
U.S. Registered Investment Companies	30,150,248	30,150,248	—	—
Non-U.S. Investment Companies	3,394,881	—	—	3,394,881
Other Financial Instruments
Commodity Futures(2)	125,710	125,710	—	—
Equity Contracts —Futures(2)	548,466	548,466	—	—

Total Assets	1,031,510,119	596,919,504	279,640,902	154,949,713

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

Liabilities
Securities Sold Short
U.S. Corporate Bonds & Notes(1)	(12,060,450)	—	(12,060,450)	—
Non-U.S. Corporate Bonds & Notes	(5,523,135)	—	(5,523,135)	—
U.S. Equity(1)	(69,320,618)	(69,320,618)	—	—
Non-U.S. Equity (1)	(20,710,968)	(20,710,968)	—	—
Exchange-Traded Funds (1)	(5,119,273)	(5,119,273)	—	—
Other Financial Instruments
Equity Contracts — Futures(2)	(424,892)	(424,892)	—	—
Written Options Contracts	(607,000)	(607,000)	—	—
Written Put Options Contracts	(480,000)	(480,000)	—	—

Total Liabilities	(114,246,336)	(96,662,751)	(17,583,585)	—

Total	$917,263,783	$500,256,753	$262,057,317	$154,949,713

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$134,585,204	$134,585,204	$—	$—
Preferred Stocks(1)	2,552,176	—	—	2,552,176
Exchange-Traded Funds	8,734,050	8,734,050	—	—
Registered Investment Companies	19,708,351	19,708,351	—	—

Total	$165,579,781	$163,027,605	$—	$2,552,176

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$65,471,121	$65,471,121	$—	$—
Master Limited Partnerships(1)	5,985,665	5,985,665	—	—
Registered Investment Companies	3,705,592	3,705,592	—	—
Other Financial Instruments
Equity Contracts—Futures(2)	9,696	9,696	—	—

Total Assets	75,172,074	75,172,074	—	—

Liabilities
Securities Sold Short(1)	(2,174,250)	(2,174,250)	—	—

Total Liabilities	(2,174,250)	(2,174,250)	—	—

Total	$72,997,824	$72,997,824	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$18,729	$—	$18,729	$—
Agency Mortgage-Backed Securities	1,817,608	—	1,817,608	—
Corporate Bonds & Notes(1)	6,254,712	—	6,254,712	—
Foreign Corporate Bonds & Notes(1)	197,782	—	197,782	—
Municipal Bonds & Notes(1)	252,190	—	252,190	—
Non-Agency Collateralized Mortgage-Backed Securities	244,610	—	244,610	—
U.S. Treasuries	1,499,570	—	1,499,570	—
Asset-Backed Securities	2	—	2	—
Domestic Equity
Common Stocks(1)	31,296,726	31,296,726	—	—
Preferred Stocks(1)	1,774,013	1,774,013	—	—
Foreign Equity
Common Stocks(1)	13,082,590	13,071,801	—	10,789
Preferred Stocks(1)	2,745,892	2,745,892	—	—
Registered Investment Companies	4,354,709	4,354,709	—	—
Cash Equivalents	14,719,344	14,719,344	—	—
Commercial Paper	3,991,250	3,991,250	—	—

Total	$82,249,727	$71,953,735	$10,285,203	$10,789

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$13,142,504	$—	$13,142,504	$—
Cash Equivalents	373,242	373,242	—	—

Total	$13,515,746	$373,242	$13,142,504	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$123,541	$—	$123,541	$—
Agency Mortgage-Backed Securities	16,533,878	—	16,533,878	—
Asset-Backed Securities	5,851,808	—	5,851,808	—
Corporate Bonds & Notes(1)	51,849,151	—	51,849,151	—
Foreign Corporate Bonds & Notes(1)	6,798,028	—	6,798,028	—
Municipal Bonds & Notes(1)	14,116,835	—	14,116,835	—
Non-Agency Collateralized Mortgage-Backed Securities	2,947,223	—	2,947,223	—
Sovereign Bonds	953,373	—	953,373	—
U.S. Government Agencies	8,466,268	—	8,466,268	—
U.S. Treasuries	4,434,727	—	4,434,727	—
Domestic Equity
Common Stocks(1)	2,592,674	2,399,241	—	193,433
Preferred Stocks(1)	2,281,146	2,281,146	—	—
Foreign Equity	1,673,786	1,673,786	—	—
Registered Investment Companies	12,434,407	12,434,407	—	—
Cash Equivalents	8,187,130	8,187,130	—	—

Total	$139,243,975	$26,975,710	$112,074,832	$193,433

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

The tables below set forth a summary of changes in the Global Allocation Fund, the Fixed Income Fund, the Premier Growth Equity Fund and the Total Return Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended June 30, 2017. The Small-Cap Equity Fund and Tax-Exempt Fund had no level 3 assets for the period ended June 30, 2017.

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
Highland Fixed Income Fund
Corporate Bonds & Notes
Diversified Financials	$505,650	$—	$(505,650)	$—	$—	$—	$—	$—	$—	$—
Common Stocks
Real Estate	—	—	—	—	—	(15,824)	209,257	—	193,433	(15,824)

Total	$505,650	$—	$(505,650)	$—	$—	$(15,824)	$209,257	$—	$193,433	$(15,824)

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
Highland Premier Growth Equity Fund
Preferred Stocks
Software & Services	$—	$—	$—	$—	$—	$52,174	$2,500,002	$—	$2,552,176	$52,174

Total	$—	$—	$—	$—	$—	$52,174	$2,500,002	$—	$2,552,176	$52,174

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended June 30, 2017, a net amount of $7,883,383 of the Global Allocation Fund portfolio investments were transferred from Level 3 to Level 1. Transfers from Level 3 to Level 1 were due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease in available market inputs to determine price.

For the period ended June 30, 2017, a net amount of $505,650 of the Fixed Income Fund portfolio investments were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Global Allocation Fund

Category	Market Value at 6/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$46,320,136	Discounted Cash Flow	Spread Adjustment	0.10%
		Debt-Loan Spread	Adjusted Yield	9.26% - 10.36%
			Swap Rate	1.89% - 2.03%

Non-U.S. Senior Loans	5,141,351	Discounted Cash Flow	Spread Adjustment	0.08%

Non-U.S. Asset-Backed Securities	253,239	Discounted Cash Flow	Discount Rate	20.85%

U.S. Equity	97,575,301	Multiples Analysis	Price/MHz-PoP	$0.120 - $0.525
		Multiples Analysis	LTM EBITDA Multiple	9.05x
			Liquidity Discount	10%
			Size Adjustment	10%

Non-U.S. Equity	2,161,500	Discounted Cash Flow	Discount Rate	11.25%
			Terminal Multiple	8.0x
			Minority Discount	16.7%
			Discount for Lack of Marketability	12.5%

Non-U.S. Warrants	103,305	Black-Scholes Model	Annualized Volatility	60%

Non-U.S. Investment Companies	3,394,881	Net Asset Value	N/A	N/A

Total	$154,949,713

Highland Fixed Income Fund

Category	Market Value at 6/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$193,433	Market Approach	Market Index Adjustment	-23%

Total	$193,433

Highland Premier Growth Equity Fund

Category	Market Value at 6/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stocks	$2,552,176	Multiples Analysis	Multiple of NFY+1 Gross Profit	4.0x
		Multiples Analysis	Multiple of NFY+1 Total Revenue	4.25x
		Multiples Analysis	Minority Discount	20%
		Discounted Cash Flow	Discount Rate	37.5%
		Discounted Cash Flow	Terminal Multiple	3.5x
		Discounted Cash Flow	Minority Discount	20%
			Discount for Lack of Marketability	15%

Total	$2,552,176

Highland Total Return Fund

Category	Market Value at 6/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$10,789	Market Approach	Market Index Adjustment	-23%

Total	$10,789

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid assets in an amount equal to the value of the Fund’s obligation under those contracts, marked to market on a daily basis. For the period ended June 30, 2017, none of the funds invested in forward currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At June 30, 2017, the Global Allocation and Small-Cap Equity Funds held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. The Global Allocation and Small-Cap Equity Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions.

For the period ended June 30, 2017, the Highland Premier Growth Equity, Highland Total Return, Highland Tax-Exempt, and Highland Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Transactions in written options for the period ended June 30, 2017 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	60,280	$365,261,500	$26,343,580
Call Options Written	191,214	469,580,000	15,334,171
Put Options Written	224,964	1,484,435,500	29,006,996
Call Options Expired	(25,500)	(54,100,000)	(1,419,142)
Put Options Expired	(68,120)	(388,124,000)	(25,060,216)
Call Options Closed	(153,254)	(377,380,000)	(13,352,070)
Put Options Closed	(203,584)	(1,282,373,000)	(28,714,455)
Outstanding, June 30, 2017	26,000	$217,300,000	$2,138,864

Premier Growth Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	—	$—	$—
Put Options Written	5,000	76,550,000	403,311
Put Options Closed	(5,000)	(76,550,000)	(403,311)

Outstanding, June 30, 2017	—	$—	$—

Small-Cap Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	2,550	$26,335,000	$389,751
Put Options Written	250	350,000	19,427
Call Options Expired	(250)	(675,000)	(24,427)
Put Options Expired	(2,300)	(25,660,000)	(365,324)
Put Options Closed	(250)	(350,000)	(19,427)

Outstanding, June 30, 2017	—	$—	$—

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2017, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$55,193,646	$(398,995,371)	$(343,801,725)	$1,261,903,809
Premier Growth Equity Fund	40,942,043	(3,818,284)	37,123,759	128,456,087
Small-Cap Equity Fund	12,013,360	(3,970,114)	8,043,246	64,941,382
Total Return Fund	7,384,690	(1,191,168)	6,193,522	76,056,205
Tax-Exempt Fund	488,114	(45,247)	442,867	13,072,879
Fixed Income Fund	3,107,216	(1,481,841)	1,625,375	137,618,600

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The table below shows affiliated issuers of each Fund as of June 30, 2017:

Global Allocation Fund

	Shares		Market Value
Issuer	September 30, 2016	June 30, 2017	September 30, 2016	June 30, 2017	Affiliated Income	Purchases	Sales
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	644,112	644,247	$13,094,804	$14,070,362	$2,773	$—	$—
Highland Energy MLP Fund (Master Limited Partnerships)	3,793,330	4,095,801	18,701,118	17,243,321	1,414,141	—	—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	4,071,507	3,394,881	—	—	—
Nexpoint Credit Strategies Fund(Registered Investment Companies)	—	664	—	14,462	153	14,154
TerreStar Corp. (U.S. Equity)	306,550	306,550	95,809,137	96,857,538	—	—	—
TerreStar Corp. (U.S. Senior Loans)	41,865,645	45,490,184	41,698,182	45,353,713	3,624,539	—	—

Total	46,619,637	50,547,446	$173,374,748	$176,934,277	$5,041,606	$14,154	$—

Premier Growth Equity Fund

	Shares		Market Value
Issuer	September 30, 2016	June 30, 2017	September 30, 2016	June 30, 2017	Affiliated Income	Purchases	Sales
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	173,439	173,475	$3,526,016	$3,788,703	$747	$—	$—
Nexpoint Credit Strategies Fund(Registered Investment Companies)	—	664	—	14,462	153	14,154	—

Total	173,439	174,139	$3,526,016	3,803,164	$899	$14,154	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Funds II

Small-Cap Equity Fund

	Shares		Market Value
Issuer	September 30, 2016	June 30, 2017	September 30, 2016	June 30, 2017	Affiliated Income	Purchases	Sales
Other Affiliates
Nexpoint Credit Strategies Fund(Registered Investment Companies)	—	664	$—	$14,462	$153	$14,154	$—

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)
As of June 30, 2017	Highland Energy MLP Fund

Shares		Value ($)
COMMON STOCKS - 39.7%
ENERGY (a) - 39.7%
45,631	EnLink Midstream LLC	803,106
63,624	Kinder Morgan, Inc.	1,219,036
51,387	Plains GP Holdings LP, Class A	1,344,284
92,857	SemGroup Corp., Class A	2,507,139
65,278	Targa Resources Corp.	2,950,565
69,954	Williams Cos., Inc. (The)	2,118,207

		10,942,337

	Total Common Stocks (Cost $15,038,108)	10,942,337

MASTER LIMITED PARTNERSHIPS - 97.1%
ENERGY (a) - 97.1%
52,896	Boardwalk Pipeline Partners LP	952,657
32,616	Crestwood Equity Partners LP	766,476
181,881	Energy Transfer Equity LP	3,266,583
162,162	Energy Transfer Partners LP	3,306,483
126,580	EnLink Midstream Partners LP	2,146,797
109,711	Enterprise Products Partners LP	2,970,974
59,395	MPLX LP	1,983,793
121,003	NGL Energy Partners LP	1,694,042
11,042	Plains All American Pipeline LP	290,073
29,553	Shell Midstream Partners LP	895,456
30,497	Suburban Propane Partners LP	725,524
29,354	Sunoco LP	898,526
41,419	Tesoro Logistics LP	2,140,948
54,744	Western Gas Equity Partners LP	2,355,087
59,486	Williams Partners LP	2,385,983

		26,779,402

	Total Master Limited Partnerships (Cost $31,503,487)	26,779,402

Total Investments - 136.8% (Cost $46,541,595)		37,721,739

Other Assets & Liabilities, Net - (36.8)%		(10,154,514)

Net Assets - 100.0%		27,567,225

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $37,721,739.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2017	Highland Energy MLP Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (the “Funds”) that are currently being offered, including the Highland Energy MLP Fund (“the Fund”). The six other portfolios are reported separately from the Fund. Highland-First Foundation Income Fund, a new series of the Trust, was declared effective on April 3, 2017 and is not currently offered for sale.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Energy MLP Fund

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2017, the Fund’s investments consisted of common stocks and master limited partnerships. If applicable, the fair values of the Fund’s common stocks and master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2017 is as follows:

	Total value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks(1)	$10,942,337	$10,942,337	$—	$—
Master Limited Partnerships(1)	26,779,402	26,779,402	—	—

Total	$37,721,739	$37,721,739	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland Energy MLP Fund

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2017	Highland

option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened or a capital loss if the premium received from a sale is less than the original premium paid. The Fund did not have any transactions in written options for the period ended June 30, 2017.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at June 30, 2017, based on cost of investments and cash equivalent for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$ 994,616	$(9,814,472)	$(8,819,856)	$46,541,595

Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at June 30, 2017 were:

Number	% of Fund Held
3	75.19%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date:	August 23, 2017

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and
Principal Accounting Officer

Date:	August 23, 2017